Form N-1A Supplement	Apr. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK EQUITY DIVIDEND FUND
(the “Fund”)
Supplement dated June 27, 2025 to the Summary Prospectuses and Prospectuses of the Fund,
each dated August 28, 2024, as supplemented to date
On November 19, 2024, the Board of Trustees of the Fund approved certain changes to the Fund’s investment strategy and investment process in order to satisfy new requirements pursuant to the recent amendments to Rule 35d‑1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on or about August 28, 2025.
Accordingly, effective on or about August 28, 2025, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The first paragraph of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Equity Dividend Fund — Principal Investment Strategies of the Fund” and “Fund Overview — Key Facts About BlackRock Equity Dividend Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may also invest in convertible securities and non‑convertible preferred stock. Equity securities include common stock, preferred stock, or securities or other instruments whose price is linked to the value of common stock. For purposes of the Fund’s 80% policy, dividend-paying equity securities are securities of companies that pay out a portion of their profits to shareholders of such securities on a periodic basis (i.e., at least once within the company’s latest fiscal year).

BLACKROCK EQUITY DIVIDEND FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK EQUITY DIVIDEND FUND
(the “Fund”)
Supplement dated June 27, 2025 to the Summary Prospectuses and Prospectuses of the Fund,
each dated August 28, 2024, as supplemented to date
On November 19, 2024, the Board of Trustees of the Fund approved certain changes to the Fund’s investment strategy and investment process in order to satisfy new requirements pursuant to the recent amendments to Rule 35d‑1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on or about August 28, 2025.
Accordingly, effective on or about August 28, 2025, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The first paragraph of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Equity Dividend Fund — Principal Investment Strategies of the Fund” and “Fund Overview — Key Facts About BlackRock Equity Dividend Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may also invest in convertible securities and non‑convertible preferred stock. Equity securities include common stock, preferred stock, or securities or other instruments whose price is linked to the value of common stock. For purposes of the Fund’s 80% policy, dividend-paying equity securities are securities of companies that pay out a portion of their profits to shareholders of such securities on a periodic basis (i.e., at least once within the company’s latest fiscal year).